Related party transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related party transactions [abstract]
Schedule of key management personnel compensation

Key management personnel compensation during the three and nine months ended September 30, 2025, and 2024, is comprised of:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	852,935	1,217,268	1,277,708	1,693,796
Share-based payments	869,908	21,530	2,186,391	2,366,146
	1,722,843	1,238,798	3,464,099	4,059,942